Income Tax - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rate		27.25%	30.72%	30.79%
Tax rate for deferred taxes		27.20%
State income tax with average rate		27.20%	31.60%
Non-tax effective income		€ 87.9	€ 0.3	€ 0.0
Deferred tax assets settlement	€ 33.4
Current tax relating to items credited (charged) directly to equity		368.8
Current income taxes		3,629.6	4,535.0	0.0
Non cash current tax relating to items credited (charged) directly to equity		374.1
Deferred tax assets and liabilities, net recognized	223.4	223.4	(66.7)	161.0
Recognized in P&L		109.9	(218.9)
Federal tax losses		304.0	238.1	136.8
State tax losses		184.6	147.4	60.9
Federal tax losses subject to expiration		24.0
State tax losses subject to expiration		€ 179.0
Corporate tax rate		15.00%
Solidarity surcharge rate		5.50%
Decrease in corporate tax rate		€ 23.0
Federal corporate income tax		21.00%
AUSTRIA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rate		25.00%
Valuation adjustment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities, net recognized	(136.7)	€ (136.7)	(81.0)	€ (50.5)
Recognized in P&L		(55.7)	€ (30.5)
LTI-plus program
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax relating to items credited (charged) directly to equity		5.3
Income taxes paid (refund)	14.0
Current income taxes		8.7
Chief Executive Officer Grant
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax relating to items credited (charged) directly to equity		147.2
Deferred tax assets and liabilities, net recognized	€ 153.6	153.6
Recognized in P&L		€ 6.4
BioNTech USA Holding, LLC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
State income tax with average rate		4.70%